Schedule of Investments (unaudited) March 31, 2020	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$415,185,192

Total Investments (Cost — $380,575,869) — 100.1%	415,185,192
Liabilities in Excess of Other Assets — (0.1)%	(227,734)

Net Assets — 100.0%	$414,957,458

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2020, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $415,185,192 and 3.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.9%

Aerospace & Defense — 1.9%
Boeing Co.	285,776	$42,620,633
Curtiss-Wright Corp.	23,002	2,125,615
General Dynamics Corp.	135,774	17,964,258
HEICO Corp.	25,604	1,910,314
HEICO Corp., Class A	41,513	2,652,681
Hexcel Corp.	42,866	1,594,187
Howmet Aerospace, Inc.	201,804	3,240,972
Huntington Ingalls Industries, Inc.(a)	22,173	4,040,142
L3Harris Technologies, Inc.(a)	119,143	21,460,037
Lockheed Martin Corp.	133,502	45,250,503
Northrop Grumman Corp.	84,340	25,517,067
Raytheon Co.(a)	150,980	19,801,027
Raytheon Technologies Corp.	437,895	41,306,635
Spirit AeroSystems Holdings, Inc., Class A	56,095	1,342,353
Teledyne Technologies, Inc.(b)	19,358	5,754,553
Textron, Inc.	121,956	3,252,567
TransDigm Group, Inc.	27,929	8,942,586

		248,776,130

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	73,809	4,886,156
Expeditors International of Washington, Inc.(a)	92,753	6,188,480
FedEx Corp.(a)	131,082	15,895,003
United Parcel Service, Inc., Class B(a)	377,000	35,219,340
XPO Logistics, Inc.(a)(b)	50,253	2,449,834

		64,638,813

Airlines — 0.2%
Alaska Air Group, Inc.(a)	65,394	1,861,767
American Airlines Group, Inc.(a)	202,717	2,471,120
Copa Holdings SA, Class A(a)	16,783	760,102
Delta Air Lines, Inc.(a)	307,714	8,779,081
JetBlue Airways Corp.(b)	145,335	1,300,748
Southwest Airlines Co.(a)	247,493	8,813,226
United Airlines Holdings, Inc.(a)(b)	128,244	4,046,098

		28,032,142

Auto Components — 0.1%
Aptiv PLC(a)	139,670	6,877,351
BorgWarner, Inc.(a)	112,043	2,730,488
Gentex Corp.(a)	132,633	2,939,147
Goodyear Tire & Rubber Co.(a)	118,824	691,556
Lear Corp.(a)	33,901	2,754,456

		15,992,998

Automobiles — 0.5%
Ford Motor Co.(a)	2,123,174	10,254,930
General Motors Co.(a)	669,823	13,918,922
Harley-Davidson, Inc.(a)	84,534	1,600,229
Tesla, Inc.(a)(b)	77,878	40,808,072
Thor Industries, Inc.(a)	27,643	1,165,982

		67,748,135

Security	Shares	Value

Banks — 3.9%
Associated Banc-Corp	88,039	$1,126,019
Bank of America Corp.(a)	4,316,230	91,633,563
Bank of Hawaii Corp.(a)	21,836	1,206,221
Bank OZK	69,745	1,164,741
BankUnited, Inc.(a)	50,616	946,519
BOK Financial Corp.(a)	15,956	679,087
CIT Group, Inc.	50,610	873,529
Citigroup, Inc.	1,140,986	48,058,330
Citizens Financial Group, Inc.	240,963	4,532,514
Comerica, Inc.(a)	77,377	2,270,241
Commerce Bancshares, Inc.(a)	53,992	2,718,497
Cullen/Frost Bankers, Inc.(a)	32,868	1,833,706
East West Bancorp, Inc.(a)	78,657	2,024,631
Fifth Third Bancorp(a)	388,215	5,764,993
First Citizens BancShares, Inc., Class A	3,921	1,305,183
First Hawaiian, Inc.(a)	68,030	1,124,536
First Horizon National Corp.(a)	155,035	1,249,582
First Republic Bank	92,520	7,612,546
FNB Corp.	164,449	1,211,989
Huntington Bancshares, Inc.(a)	540,615	4,438,449
JPMorgan Chase & Co.	1,683,851	151,597,106
KeyCorp	522,726	5,420,669
M&T Bank Corp.(a)	71,389	7,383,764
PacWest Bancorp(a)	60,351	1,081,490
People’s United Financial, Inc.(a)	238,037	2,630,309
Pinnacle Financial Partners, Inc.(a)	41,046	1,540,867
PNC Financial Services Group, Inc.	232,162	22,222,547
Popular, Inc.(a)	48,885	1,710,975
Prosperity Bancshares, Inc.(a)	49,377	2,382,440
Regions Financial Corp.(a)	521,270	4,675,792
Signature Bank	29,034	2,334,043
Sterling Bancorp(a)	113,816	1,189,377
SVB Financial Group(a)(b)	28,943	4,372,708
Synovus Financial Corp.	74,220	1,303,303
TCF Financial Corp.(a)	79,534	1,802,240
Texas Capital Bancshares, Inc.(b)	28,288	627,145
Truist Financial Corp.(a)	722,407	22,279,032
U.S. Bancorp(a)	751,877	25,902,163
Umpqua Holdings Corp.(a)	109,831	1,197,158
Webster Financial Corp.	45,042	1,031,462
Wells Fargo & Co.	2,011,484	57,729,591
Western Alliance Bancorp	49,758	1,523,092
Wintrust Financial Corp.	30,232	993,424
Zions Bancorp. NA(a)	85,292	2,282,414

		506,987,987

Beverages — 1.7%
Brown-Forman Corp., Class A(a)	22,750	1,168,895
Brown-Forman Corp., Class B(a)	93,414	5,185,411
Coca-Cola Co.	2,069,860	91,591,305

1

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A(a)	85,509	$12,258,570
Keurig Dr Pepper, Inc.(a)	129,588	3,145,101
Molson Coors Brewing Co., Class B(a)	97,045	3,785,726
Monster Beverage Corp.(b)	205,685	11,571,838
PepsiCo, Inc.	756,304	90,832,110

		219,538,956

Biotechnology — 2.5%
AbbVie, Inc.(a)	798,432	60,832,534
Agios Pharmaceuticals, Inc.(a)(b)	31,302	1,110,595
Alexion Pharmaceuticals, Inc.(b)	116,383	10,450,030
Alkermes PLC(b)	84,964	1,225,181
Alnylam Pharmaceuticals, Inc.(b)	58,630	6,381,875
Amgen, Inc.(a)	318,390	64,547,205
Biogen, Inc.(a)(b)	93,726	29,653,032
BioMarin Pharmaceutical, Inc.(b)	97,106	8,205,457
Bluebird Bio, Inc.(a)(b)	28,635	1,316,065
Exact Sciences Corp.(a)(b)	77,041	4,468,378
Exelixis, Inc.(b)	155,720	2,681,498
Gilead Sciences, Inc.(a)	688,638	51,482,577
Incyte Corp.(b)	97,340	7,128,208
Ionis Pharmaceuticals, Inc.(b)	71,280	3,370,118
Moderna, Inc.(a)(b)	122,428	3,666,719
Neurocrine Biosciences, Inc.(b)	48,199	4,171,623
Regeneron Pharmaceuticals, Inc.(b)	44,110	21,538,472
Sage Therapeutics, Inc.(a)(b)	25,531	733,250
Sarepta Therapeutics, Inc.(a)(b)	38,268	3,743,376
Seattle Genetics, Inc.(a)(b)	62,579	7,220,365
United Therapeutics Corp.(b)	23,857	2,262,240
Vertex Pharmaceuticals, Inc.(b)	140,258	33,374,391

		329,563,189

Building Products — 0.4%
Allegion PLC(a)	50,288	4,627,502
AO Smith Corp.(a)	74,073	2,800,700
Armstrong World Industries, Inc.	27,795	2,207,479
Fortune Brands Home & Security, Inc.(a)	78,078	3,376,874
Johnson Controls International PLC	409,683	11,045,054
Lennox International, Inc.(a)	18,667	3,393,474
Masco Corp.	150,748	5,211,358
Owens Corning(a)	59,253	2,299,609
Resideo Technologies, Inc.(b)	57,907	280,270
Trane Technologies PLC	127,621	10,540,218

		45,782,538

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(a)	26,925	1,592,344
Ameriprise Financial, Inc.(a)	69,215	7,093,153
Bank of New York Mellon Corp.(a)	436,731	14,709,100
BGC Partners, Inc., Class A(a)	151,735	382,372
BlackRock, Inc.(a)(e)	63,925	28,125,082
Cboe Global Markets, Inc.	60,571	5,405,962
Charles Schwab Corp.(a)	620,140	20,849,107
CME Group, Inc.	191,115	33,045,695

Security	Shares	Value

Capital Markets (continued)
E*Trade Financial Corp.	118,184	$4,056,075
Eaton Vance Corp.(a)	59,556	1,920,681
Evercore, Inc., Class A(a)	18,456	850,083
FactSet Research Systems, Inc.	19,651	5,122,623
Franklin Resources, Inc.(a)	153,261	2,557,926
Goldman Sachs Group, Inc.	171,969	26,584,688
Intercontinental Exchange, Inc.	296,481	23,940,841
Invesco Ltd.(a)	213,268	1,936,473
Janus Henderson Group PLC(a)	77,789	1,191,727
Lazard Ltd., Class A	51,262	1,207,733
Legg Mason, Inc.	47,205	2,305,964
LPL Financial Holdings, Inc.	43,513	2,368,413
MarketAxess Holdings, Inc.	19,954	6,636,102
Moody’s Corp.(a)	87,284	18,460,566
Morgan Stanley	628,200	21,358,800
MSCI, Inc.	44,090	12,740,246
Nasdaq, Inc.	62,177	5,903,706
Northern Trust Corp.(a)	102,549	7,738,347
Raymond James Financial, Inc.(a)	65,769	4,156,601
S&P Global, Inc.	132,778	32,537,249
SEI Investments Co.	65,143	3,018,727
State Street Corp.(a)	193,496	10,307,532
T. Rowe Price Group, Inc.(a)	124,135	12,121,783
TD Ameritrade Holding Corp.	145,489	5,042,649
Virtu Financial, Inc., Class A	27,179	565,867

		325,834,217

Chemicals — 1.7%
Air Products & Chemicals, Inc.	118,755	23,704,686
Albemarle Corp.	55,418	3,123,913
Ashland Global Holdings, Inc.	33,985	1,701,629
Axalta Coating Systems Ltd.(b)	114,405	1,975,774
Cabot Corp.(a)	30,544	797,809
Celanese Corp.	65,444	4,802,935
CF Industries Holdings, Inc.	119,114	3,239,901
Chemours Co.(a)	88,178	782,139
Corteva, Inc.(b)	400,492	9,411,562
Dow, Inc.(a)(b)	404,174	11,818,048
DuPont de Nemours, Inc.(a)	393,425	13,415,792
Eastman Chemical Co.	73,063	3,403,275
Ecolab, Inc.	136,072	21,204,100
Element Solutions, Inc.(a)(b)	111,683	933,670
FMC Corp.	70,018	5,719,770
Huntsman Corp.	119,934	1,730,648
International Flavors & Fragrances, Inc.(a)	58,114	5,932,277
Linde PLC	289,973	50,165,329
LyondellBasell Industries NV, Class A(a)	141,989	7,046,914
Mosaic Co.(a)	175,070	1,894,257
NewMarket Corp.	3,959	1,515,782
Olin Corp.(a)	87,061	1,016,002
PPG Industries, Inc.(a)	127,989	10,699,880
RPM International, Inc.(a)	68,115	4,052,843

2

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.(a)	21,762	$2,228,429
Sherwin-Williams Co.	44,741	20,559,384
Valvoline, Inc.(a)	97,038	1,270,227
Westlake Chemical Corp.(a)	19,417	741,147
WR Grace & Co.(a)	31,368	1,116,701

		216,004,823

Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	75,681	326,942
Cintas Corp.	45,670	7,910,957
Clean Harbors, Inc.(b)	27,862	1,430,435
Copart, Inc.(a)(b)	106,760	7,315,195
IAA, Inc.(a)(b)	70,453	2,110,772
KAR Auction Services, Inc.(a)	68,838	826,056
Republic Services, Inc.	114,990	8,631,149
Rollins, Inc.(a)	75,992	2,746,351
Stericycle, Inc.(a)(b)	45,849	2,227,345
Waste Management, Inc.	229,270	21,221,231

		54,746,433

Communications Equipment — 0.9%
Arista Networks, Inc.(a)(b)	32,176	6,517,249
Ciena Corp.(b)	84,832	3,377,162
Cisco Systems, Inc.	2,313,256	90,934,093
CommScope Holding Co., Inc.(a)(b)	92,581	843,413
EchoStar Corp., Class A(b)	24,263	775,688
F5 Networks, Inc.(b)	31,748	3,385,289
Juniper Networks, Inc.	178,488	3,416,260
Motorola Solutions, Inc.	92,570	12,304,404
Ubiquiti, Inc.(a)	4,263	603,556
ViaSat, Inc.(a)(b)	28,882	1,037,442

		123,194,556

Construction & Engineering — 0.1%
AECOM(b)	85,689	2,557,817
Fluor Corp.(a)	67,551	466,777
Jacobs Engineering Group, Inc.(a)	69,236	5,488,338
Quanta Services, Inc.(a)	73,159	2,321,335

		10,834,267

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	22,928	1,339,454
Martin Marietta Materials, Inc.	33,027	6,249,699
Vulcan Materials Co.	71,674	7,745,809

		15,334,962

Consumer Finance — 0.5%
Ally Financial, Inc.(a)	198,656	2,866,606
American Express Co.	358,460	30,687,761
Capital One Financial Corp.(a)	249,140	12,561,639
Credit Acceptance Corp.(a)(b)	5,510	1,408,852
Discover Financial Services(a)	167,851	5,987,245
Navient Corp.(a)	102,171	774,456
OneMain Holdings, Inc.	32,596	623,236

Security	Shares	Value

Consumer Finance (continued)
Santander Consumer USA Holdings, Inc.(a)	49,708	$691,438
SLM Corp.(a)	236,608	1,701,211
Synchrony Financial(a)	339,833	5,467,913

		62,770,357

Containers & Packaging — 0.4%
AptarGroup, Inc.	34,443	3,428,456
Ardagh Group SA	6,425	76,201
Avery Dennison Corp.(a)	45,597	4,644,966
Ball Corp.(a)	173,178	11,197,689
Berry Global Group, Inc.(a)(b)	73,729	2,485,405
Crown Holdings, Inc.(b)	68,308	3,964,596
Graphic Packaging Holding Co.	155,466	1,896,685
International Paper Co.(a)	213,666	6,651,423
O-I Glass, Inc.(a)	89,856	638,876
Packaging Corp. of America(a)	51,156	4,441,875
Sealed Air Corp.(a)	82,180	2,030,668
Silgan Holdings, Inc.	45,609	1,323,573
Sonoco Products Co.(a)	51,845	2,403,016
Westrock Co.	138,449	3,912,569

		49,095,998

Distributors — 0.1%
Genuine Parts Co.(a)	74,830	5,038,304
LKQ Corp.(a)(b)	172,093	3,529,627
Pool Corp.(a)	21,156	4,162,866

		12,730,797

Diversified Consumer Services — 0.1%
2U, Inc.(b)	36,123	766,530
Bright Horizons Family Solutions, Inc.(b)	30,195	3,079,890
Front door, Inc.(b)	48,799	1,697,229
Graham Holdings Co., Class B	2,130	726,692
Grand Canyon Education, Inc.(a)(b)	25,609	1,953,583
H&R Block, Inc.(a)	108,608	1,529,201
Service Corp. International(a)	94,805	3,707,823
ServiceMaster Global Holdings, Inc.(b)	73,220	1,976,940

		15,437,888

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(b)	1,056,241	193,112,542
Equitable Holdings, Inc.	214,412	3,098,253
Interactive Brokers Group, Inc., Class A(a)	37,593	1,622,890
Jefferies Financial Group, Inc.(a)	134,720	1,841,622
Morningstar, Inc.	11,376	1,322,460
Voya Financial, Inc.	71,974	2,918,546

		203,916,313

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	3,942,062	114,911,107
CenturyLink, Inc.(a)	587,282	5,555,688
Verizon Communications, Inc.	2,234,650	120,067,745

		240,534,540

3

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 2.1%
Alliant Energy Corp.	128,400	$6,200,436
American Electric Power Co., Inc.(a)	268,272	21,456,395
Avangrid, Inc.(a)	29,257	1,280,871
Duke Energy Corp.	393,196	31,801,692
Edison International(a)	186,788	10,234,115
Entergy Corp.	107,183	10,071,987
Evergy, Inc.	124,227	6,838,696
Eversource Energy	174,763	13,668,214
Exelon Corp.	523,399	19,266,317
FirstEnergy Corp.	289,130	11,585,439
Hawaiian Electric Industries, Inc.(a)	60,410	2,600,651
IDACORP, Inc.	27,908	2,450,043
NextEra Energy, Inc.	263,636	63,436,094
OGE Energy Corp.	105,430	3,239,864
PG&E Corp.(a)(b)	298,733	2,685,610
Pinnacle West Capital Corp.	59,058	4,476,006
PPL Corp.	414,460	10,228,873
Southern Co.	561,630	30,406,648
Xcel Energy, Inc.	283,868	17,117,240

		269,045,191

Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	21,778	1,865,503
AMETEK, Inc.	122,891	8,850,610
Eaton Corp. PLC(a)	222,953	17,321,219
Emerson Electric Co.	332,477	15,842,529
GrafTech International Ltd.(a)	31,392	254,903
Hubbell, Inc.(a)	30,284	3,474,786
nVent Electric PLC	82,701	1,395,166
Regal-Beloit Corp.(a)	20,675	1,301,491
Rockwell Automation, Inc.(a)	63,186	9,535,399
Sensata Technologies Holding PLC(a)(b)	86,693	2,508,029

		62,349,635

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	155,790	11,353,975
Arrow Electronics, Inc.(b)	44,266	2,296,077
Avnet, Inc.	51,693	1,297,494
CDW Corp.	77,284	7,208,279
Cognex Corp.(a)	89,815	3,791,989
Coherent, Inc.(a)(b)	13,003	1,383,649
Corning, Inc.(a)	411,079	8,443,563
Dolby Laboratories, Inc., Class A	35,281	1,912,583
FLIR Systems, Inc.	73,469	2,342,926
IPG Photonics Corp.(a)(b)	18,042	1,989,672
Jabil, Inc.	83,089	2,042,328
Keysight Technologies, Inc.(b)	99,957	8,364,402
Littelfuse, Inc.(a)	11,995	1,600,373
National Instruments Corp.	66,691	2,206,138
SYNNEX Corp.	21,063	1,539,705

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(b)	134,289	$4,274,419
Universal Display Corp.(a)	23,204	3,057,823
Zebra Technologies Corp., Class A(b)	28,421	5,218,096

		70,323,491

Energy Equipment & Services — 0.2%
Apergy Corp.(b)	40,209	231,202
Baker Hughes Co.(a)	359,655	3,776,377
Halliburton Co.(a)	470,851	3,225,329
Helmerich & Payne, Inc.(a)	58,695	918,577
National Oilwell Varco, Inc.(a)	196,884	1,935,370
Patterson-UTI Energy, Inc.(a)	90,719	213,190
Schlumberger Ltd.(a)	756,433	10,204,281
Transocean Ltd.(a)(b)	279,997	324,796

		20,829,122

Entertainment — 1.9%
Activision Blizzard, Inc.	408,870	24,319,588
Cinemark Holdings, Inc.(a)	52,241	532,336
Electronic Arts, Inc.(b)	154,189	15,445,112
Live Nation Entertainment, Inc.(a)(b)	69,207	3,146,150
Netflix, Inc.(b)	227,412	85,393,206
Roku, Inc.(a)(b)	46,038	4,027,404
Spotify Technology SA(b)	71,271	8,655,150
Take-Two Interactive Software, Inc.(b)	59,166	7,017,679
Walt Disney Co.	942,685	91,063,371
World Wrestling Entertainment, Inc., Class A(a)	24,370	826,874
Zynga, Inc., Class A(b)	474,331	3,249,168

		243,676,038

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.(a)	66,514	9,116,409
American Campus Communities, Inc.	74,192	2,058,828
American Homes 4 Rent, Class A	135,286	3,138,635
American Tower Corp.(a)	237,130	51,635,058
Americold Realty Trust(a)	102,307	3,482,530
Apartment Investment & Management Co., Class A	78,885	2,772,808
Apple Hospitality REIT, Inc.(a)	116,152	1,065,114
AvalonBay Communities, Inc.	75,794	11,154,603
Boston Properties, Inc.	84,082	7,754,883
Brandywine Realty Trust(a)	87,207	917,418
Brixmor Property Group, Inc.	157,959	1,500,611
Brookfield Property REIT, Inc., Class A(a)	34,052	289,101
Camden Property Trust	49,431	3,916,912
Chimera Investment Corp.(a)	101,769	926,098
Colony Capital, Inc.(a)	250,345	438,104
Columbia Property Trust, Inc.	54,962	687,025
CoreSite Realty Corp.	20,002	2,318,232
Corporate Office Properties Trust	57,225	1,266,389
Cousins Properties, Inc.	80,890	2,367,650
Crown Castle International Corp.(a)	223,788	32,314,987
CubeSmart(a)	104,299	2,794,170

4

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.(a)	59,280	$3,660,540
Digital Realty Trust, Inc.	140,963	19,581,170
Douglas Emmett, Inc.	87,900	2,681,829
Duke Realty Corp.	196,004	6,346,610
Empire State Realty Trust, Inc., Class A	77,941	698,351
EPR Properties(a)	40,258	975,049
Equinix, Inc.	45,930	28,686,500
Equity Commonwealth	68,099	2,159,419
Equity LifeStyle Properties, Inc.	92,370	5,309,428
Equity Residential(a)	197,246	12,172,051
Essex Property Trust, Inc.	34,788	7,661,709
Extra Space Storage, Inc.(a)	69,409	6,646,606
Federal Realty Investment Trust	40,225	3,001,187
Gaming and Leisure Properties, Inc.	106,868	2,961,312
Healthcare Trust of America, Inc., Class A(a)	116,856	2,837,264
Healthpeak Properties, Inc.(a)	285,730	6,814,661
Highwoods Properties, Inc.	56,254	1,992,517
Host Hotels & Resorts, Inc.(a)	396,610	4,378,574
Hudson Pacific Properties, Inc.	82,180	2,084,085
Invitation Homes, Inc.	284,993	6,090,300
Iron Mountain, Inc.(a)	152,304	3,624,835
JBG SMITH Properties(a)	62,797	1,998,829
Kilroy Realty Corp.	58,246	3,710,270
Kimco Realty Corp.(a)	212,671	2,056,529
Lamar Advertising Co., Class A(a)	45,610	2,338,881
Life Storage, Inc.	24,780	2,342,949
Macerich Co.(a)	80,808	454,949
Medical Properties Trust, Inc.	271,039	4,686,264
MFA Financial, Inc.	251,198	389,357
Mid-America Apartment Communities, Inc.	62,314	6,420,211
National Retail Properties, Inc.(a)	85,095	2,739,208
New Residential Investment Corp.(a)	214,584	1,075,066
Omega Healthcare Investors, Inc.(a)	114,273	3,032,805
Outfront Media, Inc.(a)	74,700	1,006,956
Paramount Group, Inc.	106,000	932,800
Park Hotels & Resorts, Inc.	126,278	998,859
Prologis, Inc.	395,133	31,756,839
Public Storage	79,850	15,859,009
Rayonier, Inc.	63,500	1,495,425
Realty Income Corp.(a)	174,632	8,707,152
Regency Centers Corp.(a)	92,159	3,541,670
Retail Properties of America, Inc., Class A	110,576	571,678
SBA Communications Corp.	60,467	16,324,276
Service Properties Trust(a)	79,912	431,525
Simon Property Group, Inc.	167,243	9,174,951
SITE Centers Corp.	82,245	428,496
SL Green Realty Corp.(a)	41,989	1,809,726
Spirit Realty Capital, Inc.(a)	55,609	1,454,175
Starwood Property Trust, Inc.	143,973	1,475,723
STORE Capital Corp.(a)	113,740	2,060,969
Sun Communities, Inc.	49,638	6,197,304

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	31,912	$1,336,475
UDR, Inc.(a)	156,593	5,721,908
Ventas, Inc.(a)	196,759	5,273,141
VEREIT, Inc.	575,222	2,812,836
VICI Properties, Inc.	242,918	4,042,156
Vornado Realty Trust(a)	91,051	3,296,957
Weingarten Realty Investors	67,068	967,791
Welltower, Inc.	223,263	10,220,980
Weyerhaeuser Co.(a)	406,655	6,892,802
WP Carey, Inc.	91,831	5,333,544

		453,651,003

Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.(a)	19,362	2,565,271
Costco Wholesale Corp.	237,240	67,644,241
Grocery Outlet Holding Corp.(a)(b)	27,257	936,005
Kroger Co.	432,421	13,024,521
Sprouts Farmers Market, Inc.(b)	68,466	1,272,783
Sysco Corp.	254,958	11,633,734
U.S. Foods Holding Corp.(b)	114,482	2,027,476
Walgreens Boots Alliance, Inc.	406,663	18,604,832
Walmart, Inc.	750,301	85,249,200

		202,958,063

Food Products — 1.2%
Archer-Daniels-Midland Co.(a)	300,730	10,579,681
Beyond Meat, Inc.(b)	26,683	1,777,088
Bunge Ltd.(a)	74,345	3,050,375
Campbell Soup Co.(a)	92,764	4,281,986
Conagra Brands, Inc.(a)	260,020	7,628,987
Flowers Foods, Inc.(a)	102,672	2,106,829
General Mills, Inc.	327,398	17,276,792
Hain Celestial Group, Inc.(b)	39,847	1,034,827
Hershey Co.	78,092	10,347,190
Hormel Foods Corp.(a)	152,523	7,113,673
Ingredion, Inc.	35,350	2,668,925
J.M. Smucker Co.(a)	59,278	6,579,858
Kellogg Co.(a)	132,103	7,924,859
Kraft Heinz Co.(a)	336,668	8,329,166
Lamb Weston Holdings, Inc.	80,307	4,585,530
McCormick & Co., Inc.(a)	66,332	9,366,742
Mondelez International, Inc., Class A	767,298	38,426,284
Pilgrim’s Pride Corp.(b)	28,135	509,806
Post Holdings, Inc.(b)	34,690	2,878,229
TreeHouse Foods, Inc.(a)(b)	27,098	1,196,377
Tyson Foods, Inc., Class A	153,542	8,885,476

		156,548,680

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	68,349	6,782,271
National Fuel Gas Co.(a)	43,998	1,640,685
UGI Corp.	111,222	2,966,291

		11,389,247

5

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	929,799	$73,370,439
ABIOMED, Inc.(b)	23,821	3,457,856
Align Technology, Inc.(b)	41,881	7,285,200
Baxter International, Inc.	260,322	21,135,543
Becton Dickinson & Co.(a)	144,529	33,208,428
Boston Scientific Corp.(b)	749,431	24,453,933
Cantel Medical Corp.(a)	17,701	635,466
Cooper Cos., Inc.	26,057	7,183,133
Danaher Corp.	332,645	46,041,394
DENTSPLY SIRONA, Inc.	118,067	4,584,542
DexCom, Inc.(b)	49,134	13,230,312
Edwards Lifesciences Corp.(b)	111,995	21,124,497
Envista Holdings Corp.(b)	72,360	1,081,058
Hill-Rom Holdings, Inc.	37,478	3,770,287
Hologic, Inc.(b)	142,177	4,990,413
ICU Medical, Inc.(b)	10,540	2,126,656
IDEXX Laboratories, Inc.(a)(b)	45,587	11,042,995
Insulet Corp.(a)(b)	32,207	5,336,056
Integra LifeSciences Holdings Corp.(b)	39,587	1,768,351
Intuitive Surgical, Inc.(b)	61,836	30,621,806
Masimo Corp.(b)	25,488	4,514,435
Medtronic PLC	724,607	65,345,059
ResMed, Inc.	76,071	11,204,498
STERIS PLC(a)	44,827	6,274,435
Stryker Corp.	185,536	30,889,889
Teleflex, Inc.(a)	25,214	7,384,172
Varian Medical Systems, Inc.(b)	49,896	5,122,323
West Pharmaceutical Services, Inc.	39,400	5,998,650
Zimmer Biomet Holdings, Inc.	110,660	11,185,513

		464,367,339

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)(b)	41,453	760,663
AmerisourceBergen Corp.	79,632	7,047,432
Anthem, Inc.	136,942	31,091,312
Cardinal Health, Inc.(a)	159,332	7,638,376
Centene Corp.(b)	311,828	18,525,701
Chemed Corp.(a)	8,070	3,495,924
Cigna Corp.(a)	197,425	34,979,761
Covetrus, Inc.(a)(b)	44,670	363,614
CVS Health Corp.	700,809	41,578,998
DaVita, Inc.(b)	49,325	3,751,659
Encompass Health Corp.(a)	51,242	3,281,025
Guardant Health, Inc.(a)(b)	19,531	1,359,358
HCA Healthcare, Inc.	146,090	13,126,186
Henry Schein, Inc.(a)(b)	81,142	4,099,294
Humana, Inc.	71,395	22,419,458
Laboratory Corp. of America Holdings(a)(b)	53,207	6,724,833
McKesson Corp.	86,820	11,743,273

Security	Shares	Value

Health Care Providers & Services (continued)
MEDNAX, Inc.(b)	38,070	$443,135
Molina Healthcare, Inc.(b)	33,005	4,611,128
Penumbra, Inc.(a)(b)	17,069	2,753,742
Premier, Inc., Class A(b)	29,685	971,293
Quest Diagnostics, Inc.(a)	70,669	5,674,721
UnitedHealth Group, Inc.	510,324	127,264,599
Universal Health Services, Inc., Class B	40,659	4,028,494

		357,733,979

Health Care Technology — 0.2%
Cerner Corp.(a)	168,756	10,629,940
Change Healthcare, Inc.(a)(b)	142,345	1,422,027
Veeva Systems, Inc., Class A(a)(b)	71,236	11,139,173

		23,191,140

Hotels, Restaurants & Leisure — 1.6%
Aramark(a)	137,255	2,740,982
Caesars Entertainment Corp.(a)(b)	306,993	2,075,273
Carnival Corp.(a)	210,416	2,771,179
Chipotle Mexican Grill, Inc.(b)	13,887	9,087,653
Choice Hotels International, Inc.(a)	18,605	1,139,556
Darden Restaurants, Inc.	63,988	3,484,787
Domino’s Pizza, Inc.	22,118	7,167,780
Dunkin’ Brands Group, Inc.	42,150	2,238,165
Extended Stay America, Inc.	91,249	667,030
Hilton Grand Vacations, Inc.(b)	44,098	695,426
Hilton Worldwide Holdings, Inc.(a)	148,853	10,157,729
Hyatt Hotels Corp., Class A	18,022	863,254
International Game Technology PLC(a)	55,334	329,237
Las Vegas Sands Corp.(a)	180,375	7,660,526
Marriott International, Inc., Class A(a)	149,382	11,175,267
McDonald’s Corp.(a)	406,873	67,276,451
MGM Resorts International	257,384	3,037,131
Norwegian Cruise Line Holdings Ltd.(a)(b)	108,572	1,189,949
Planet Fitness, Inc., Class A(b)	42,780	2,083,386
Royal Caribbean Cruises Ltd.(a)	92,737	2,983,349
Six Flags Entertainment Corp.(a)	36,963	463,516
Starbucks Corp.(a)	639,055	42,011,476
Vail Resorts, Inc.(a)	21,631	3,195,115
Wendy’s Co.	91,693	1,364,392
Wyndham Destinations, Inc.	45,887	995,748
Wyndham Hotels & Resorts, Inc.	51,489	1,622,418
Wynn Resorts Ltd.(a)	51,848	3,120,731
Yum China Holdings, Inc.	194,470	8,290,256
Yum! Brands, Inc.(a)	164,087	11,244,882

		211,132,644

Household Durables — 0.3%
D.R. Horton, Inc.	179,296	6,096,064
Garmin Ltd.(a)	79,352	5,948,226
Leggett & Platt, Inc.	66,425	1,772,219
Lennar Corp., Class A(a)	146,435	5,593,817
Lennar Corp., Class B(a)	10,779	311,729
Mohawk Industries, Inc.(a)(b)	31,774	2,422,450

6

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Newell Brands, Inc.(a)	209,219	$2,778,428
NVR, Inc.(b)	1,723	4,426,577
PulteGroup, Inc.	133,020	2,969,006
Tempur Sealy International, Inc.(b)	22,517	984,218
Toll Brothers, Inc.(a)	72,343	1,392,603
Whirlpool Corp.(a)	33,818	2,901,584

		37,596,921

Household Products — 1.7%
Church & Dwight Co., Inc.	132,426	8,499,101
Clorox Co.(a)	68,545	11,875,421
Colgate-Palmolive Co.	453,752	30,110,983
Energizer Holdings, Inc.(a)	31,553	954,478
Kimberly-Clark Corp.(a)	184,247	23,559,664
Procter & Gamble Co.	1,313,980	144,537,800
Reynolds Consumer Products, Inc.	25,495	743,689
Spectrum Brands Holdings, Inc.(a)	24,766	900,739

		221,181,875

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	358,048	4,869,453
NRG Energy, Inc.(a)	133,397	3,636,402
Vistra Energy Corp.	224,459	3,582,366

		12,088,221

Industrial Conglomerates — 1.2%
3M Co.	302,051	41,232,982
BWX Technologies, Inc.	53,812	2,621,182
Carlisle Cos., Inc.	30,635	3,837,953
General Electric Co.	4,671,681	37,093,147
Honeywell International, Inc.	388,244	51,943,165
Roper Technologies, Inc.(a)	55,390	17,271,156
Seaboard Corp.(a)	134	376,915

		154,376,500

Insurance — 2.3%
Aflac, Inc.	391,887	13,418,211
Alleghany Corp.	7,221	3,988,519
Allstate Corp.(a)	172,508	15,824,159
American Financial Group, Inc.(a)	39,406	2,761,572
American International Group, Inc.	471,364	11,430,577
American National Insurance Co.	2,683	221,026
Aon PLC	124,121	20,484,930
Arch Capital Group Ltd.(b)	209,185	5,953,405
Arthur J Gallagher & Co.(a)	102,297	8,338,228
Assurant, Inc.(a)	33,090	3,444,338
Assured Guaranty Ltd.	51,879	1,337,959
Athene Holding Ltd., Class A(b)	76,818	1,906,623
Axis Capital Holdings Ltd.	44,804	1,731,675
Brighthouse Financial, Inc.(b)	52,917	1,279,004
Brown & Brown, Inc.(a)	130,927	4,742,176
Chubb Ltd.	243,246	27,168,146
Cincinnati Financial Corp.	82,105	6,194,822
CNA Financial Corp.	18,457	572,905
Erie Indemnity Co., Class A(a)	12,991	1,925,786

Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.(a)	22,259	$4,283,077
Fidelity National Financial, Inc.	139,750	3,476,980
First American Financial Corp.	58,488	2,480,476
Globe Life, Inc.(a)	58,945	4,242,272
Hanover Insurance Group, Inc.	21,092	1,910,513
Hartford Financial Services Group, Inc.(a)	190,891	6,726,999
Kemper Corp.(a)	35,193	2,617,303
Lincoln National Corp.(a)	112,518	2,961,474
Loews Corp.(a)	134,164	4,672,932
Markel Corp.(b)	7,208	6,688,231
Marsh & McLennan Cos., Inc.(a)	273,612	23,656,494
Mercury General Corp.	13,156	535,712
MetLife, Inc.	422,271	12,908,824
Old Republic International Corp.	148,984	2,272,006
Primerica, Inc.(a)	20,957	1,854,275
Principal Financial Group, Inc.(a)	144,979	4,543,642
Progressive Corp.(a)	314,559	23,227,037
Prudential Financial, Inc.	213,407	11,127,041
Reinsurance Group of America, Inc.	32,640	2,746,330
RenaissanceRe Holdings Ltd.	23,343	3,485,577
Travelers Cos., Inc.(a)	138,196	13,729,773
Unum Group(a)	104,440	1,567,644
W.R. Berkley Corp.	76,611	3,996,796
White Mountains Insurance Group Ltd.(a)	1,716	1,561,560
Willis Towers Watson PLC	68,919	11,705,892

		291,702,921

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A(b)	161,670	187,852,456
Alphabet, Inc., Class C(b)	161,894	188,251,962
Facebook, Inc., Class A(b)	1,290,407	215,239,888
IAC/InterActiveCorp.(b)	40,366	7,234,798
Match Group, Inc.(a)(b)	29,026	1,916,877
TripAdvisor, Inc.	63,449	1,103,378
Twitter, Inc.(b)	412,953	10,142,126
Zillow Group, Inc., Class A(b)	31,859	1,082,250
Zillow Group, Inc., Class C(a)(b)	64,526	2,324,227

		615,147,962

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(b)	225,806	440,258,474
Booking Holdings, Inc.(b)	22,599	30,402,887
eBay, Inc.(a)	409,465	12,308,518
Etsy, Inc.(a)(b)	64,019	2,460,890
Expedia Group, Inc.(a)	73,445	4,132,750
GrubHub, Inc.(a)(b)	46,591	1,897,651
Qurate Retail, Inc., Series A(b)	197,866	1,207,972
Wayfair, Inc., Class A(a)(b)	34,876	1,863,774

		494,532,916

IT Services — 5.4%
Accenture PLC, Class A(a)	344,130	56,182,664
Akamai Technologies, Inc.(b)	85,590	7,830,629

7

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.	20,630	$694,199
Amdocs Ltd.	70,261	3,862,247
Automatic Data Processing, Inc.	234,886	32,104,218
Black Knight, Inc.(b)	76,542	4,444,029
Booz Allen Hamilton Holding Corp.	74,194	5,092,676
Broadridge Financial Solutions, Inc.	61,324	5,815,355
CACI International, Inc., Class A(b)	13,567	2,864,672
Cognizant Technology Solutions Corp., Class A	299,353	13,910,934
CoreLogic, Inc.(a)	42,891	1,309,891
DXC Technology Co.	132,033	1,723,031
EPAM Systems, Inc.(b)	27,332	5,074,459
Euronet Worldwide, Inc.(a)(b)	27,020	2,316,154
Fidelity National Information Services, Inc.	329,237	40,048,389
Fiserv, Inc.(b)	305,189	28,989,903
FleetCor Technologies, Inc.(b)	45,592	8,504,732
Gartner, Inc.(a)(b)	46,136	4,593,762
Genpact Ltd.	99,807	2,914,364
Global Payments, Inc.	160,823	23,195,501
GoDaddy, Inc., Class A(a)(b)	95,909	5,477,363
International Business Machines Corp.(a)	478,888	53,123,046
Jack Henry & Associates, Inc.(a)	41,641	6,464,349
Leidos Holdings, Inc.	70,607	6,471,132
Mastercard, Inc., Class A	478,715	115,638,395
MongoDB, Inc.(b)	21,941	2,995,824
Okta, Inc.(a)(b)	55,609	6,798,756
Paychex, Inc.	174,479	10,978,219
PayPal Holdings, Inc.(b)	634,351	60,732,765
Sabre Corp.	142,477	844,889
Square, Inc., Class A(b)	187,178	9,804,384
Switch, Inc., Class A(a)	29,808	430,129
Twilio, Inc., Class A(a)(b)	64,874	5,805,574
VeriSign, Inc.(b)	55,343	9,966,721
Visa, Inc., Class A(a)	925,134	149,057,590
Western Union Co.(a)	220,986	4,006,476
WEX, Inc.(b)	23,143	2,419,601

		702,487,022

Leisure Products — 0.1%
Brunswick Corp.(a)	43,513	1,539,055
Hasbro, Inc.(a)	68,624	4,910,047
Mattel, Inc.(a)(b)	190,027	1,674,138
Polaris, Inc.(a)	29,932	1,441,226

		9,564,466

Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(b)	38,223	1,061,835
Agilent Technologies, Inc.	168,746	12,085,588
Avantor, Inc.(a)(b)	175,798	2,195,717
Bio-Rad Laboratories, Inc., Class A(b)	11,277	3,953,265
Bio-Techne Corp.	20,442	3,876,212
Bruker Corp.(a)	53,452	1,916,789

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(b)	25,803	$3,256,597
Illumina, Inc.(b)	78,780	21,516,393
IQVIA Holdings, Inc.(a)(b)	96,343	10,391,556
Mettler-Toledo International, Inc.(b)	12,760	8,810,908
PerkinElmer, Inc.(a)	58,431	4,398,686
PPD, Inc.(b)	36,646	652,665
PRA Health Sciences, Inc.(b)	33,214	2,758,090
QIAGEN NV(a)(b)	119,630	4,976,608
Thermo Fisher Scientific, Inc.	215,273	61,051,423
Waters Corp.(b)	34,412	6,264,705

		149,167,037

Machinery — 1.5%
AGCO Corp.	34,549	1,632,440
Allison Transmission Holdings, Inc.(a)	60,337	1,967,590
Caterpillar, Inc.(a)	288,384	33,464,079
Colfax Corp.(a)(b)	57,979	1,147,984
Crane Co.(a)	25,215	1,240,074
Cummins, Inc.(a)	80,153	10,846,304
Deere & Co.(a)	152,245	21,034,169
Donaldson Co., Inc.(a)	63,918	2,469,152
Dover Corp.	78,042	6,550,846
Flowserve Corp.	69,309	1,655,792
Fortive Corp.(a)	160,074	8,834,484
Gates Industrial Corp. PLC(a)(b)	16,568	122,272
Graco, Inc.(a)	88,412	4,308,317
IDEX Corp.	41,230	5,694,275
Illinois Tool Works, Inc.(a)	172,770	24,554,073
Ingersoll Rand, Inc.(a)(b)	186,709	4,630,383
ITT, Inc.	46,740	2,120,126
Lincoln Electric Holdings, Inc.(a)	29,635	2,044,815
Middleby Corp.(a)(b)	29,684	1,688,426
Nordson Corp.(a)	30,229	4,083,031
Oshkosh Corp.(a)	38,555	2,480,243
PACCAR, Inc.(a)	180,766	11,050,226
Parker-Hannifin Corp.	68,121	8,837,337
Pentair PLC	86,845	2,584,507
Snap-on, Inc.(a)	28,941	3,149,360
Stanley Black & Decker, Inc.	82,507	8,250,700
Timken Co.	38,648	1,249,876
Toro Co.(a)	56,550	3,680,840
Trinity Industries, Inc.(a)	50,694	814,653
Valmont Industries, Inc.(a)	10,037	1,063,721
WABCO Holdings, Inc.(b)	27,096	3,659,315
Westinghouse Air Brake Technologies Corp.	96,855	4,661,631
Woodward, Inc.	30,355	1,804,301
Xylem, Inc.(a)	97,124	6,325,686

		199,701,028

8

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine — 0.0%
Kirby Corp.(b)	29,584	$1,286,017

Media — 1.4%
Altice USA, Inc., Class A(b)	168,599	3,758,072
AMC Networks, Inc., Class A(a)(b)	20,274	492,861
Cable One, Inc.	2,403	3,950,556
Charter Communications, Inc., Class A(a)(b)	80,981	35,332,820
Comcast Corp., Class A	2,431,862	83,607,416
Discovery, Inc., Class A(a)(b)	84,801	1,648,531
Discovery, Inc., Class C(b)	178,687	3,134,170
DISH Network Corp., Class A(b)	140,559	2,809,774
Fox Corp., Class A(a)	185,897	4,392,746
Fox Corp., Class B(b)	77,600	1,775,488
GCI Liberty, Inc., Class A(b)	50,779	2,892,880
Interpublic Group of Cos., Inc.(a)	203,120	3,288,513
John Wiley & Sons, Inc., Class A	26,925	1,009,418
Liberty Broadband Corp., Class A(b)	12,544	1,342,208
Liberty Broadband Corp., Class C(b)	56,736	6,281,810
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	14,208	366,851
Liberty Media Corp. - Liberty Formula One, Class C(b)	103,153	2,808,856
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	42,844	1,357,726
Liberty Media Corp. - Liberty SiriusXM, Class C(b)	84,384	2,668,222
Lions Gate Entertainment Corp., Class A(a)(b)	19,444	118,219
Lions Gate Entertainment Corp., Class B(a)(b)	71,401	398,418
Madison Square Garden Co., Class A(a)(b)	9,792	2,070,127
New York Times Co., Class A(a)	82,857	2,544,538
News Corp., Class A	202,510	1,817,527
News Corp., Class B(a)	76,483	687,582
Nexstar Media Group, Inc., Class A	22,849	1,319,073
Omnicom Group, Inc.(a)	117,761	6,465,079
Sinclair Broadcast Group, Inc., Class A(a)	41,685	670,295
Sirius XM Holdings, Inc.(a)	742,101	3,665,979
ViacomCBS, Inc., Class A Class A(a)	1,462	26,067
ViacomCBS, Inc., Class B(a)	286,856	4,018,853

		186,720,675

Metals & Mining — 0.3%
Alcoa Corp.(a)(b)	94,543	582,385
Freeport-McMoRan, Inc.(a)	777,705	5,249,509
Newmont Corp.	440,995	19,968,254
Nucor Corp.(a)	167,548	6,035,079
Reliance Steel & Aluminum Co.	34,449	3,017,388

Security	Shares	Value

Metals & Mining (continued)
Royal Gold, Inc.(a)	33,978	$2,980,210
Southern Copper Corp.(a)	46,741	1,316,226
Steel Dynamics, Inc.	110,585	2,492,586
United States Steel Corp.(a)	86,386	545,096

		42,186,733

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	293,657	3,106,891
Annaly Capital Management, Inc.	794,984	4,030,569
Two Harbors Investment Corp.	143,603	547,127

		7,684,587

Multi-Utilities — 1.0%
Ameren Corp.	133,308	9,708,822
CenterPoint Energy, Inc.(a)	261,337	4,037,657
CMS Energy Corp.	151,233	8,884,939
Consolidated Edison, Inc.(a)	181,210	14,134,380
Dominion Energy, Inc.(a)	443,706	32,031,136
DTE Energy Co.	99,919	9,489,307
MDU Resources Group, Inc.	103,705	2,229,657
NiSource, Inc.	193,109	4,821,932
Public Service Enterprise Group, Inc.	272,226	12,225,670
Sempra Energy	152,168	17,193,462
WEC Energy Group, Inc.(a)	170,134	14,993,909

		129,750,871

Multiline Retail — 0.5%
Dollar General Corp.	137,882	20,821,561
Dollar Tree, Inc.(a)(b)	126,431	9,288,885
Kohl’s Corp.(a)	88,161	1,286,269
Macy’s, Inc.(a)	161,073	790,868
Nordstrom, Inc.(a)	59,838	917,915
Ollie’s Bargain Outlet Holdings, Inc.(b)	28,346	1,313,554
Target Corp.	264,444	24,585,359

		59,004,411

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.(a)	151,287	317,703
Antero Resources Corp.(b)	99,281	70,777
Apache Corp.(a)	203,701	851,470
Cabot Oil & Gas Corp.(a)	223,723	3,845,798
Centennial Resource Development, Inc., Class A(b)	75,919	19,967
Cheniere Energy, Inc.(b)	122,594	4,106,899
Chesapeake Energy Corp.(a)(b)	590,525	101,984
Chevron Corp.(a)	1,029,366	74,587,860
Cimarex Energy Co.(a)	50,084	842,914
Concho Resources, Inc.(a)	106,156	4,548,785
ConocoPhillips(a)	582,698	17,947,098
Continental Resources, Inc.(a)	48,069	367,247
Devon Energy Corp.	200,958	1,388,620
Diamondback Energy, Inc.(a)	85,703	2,245,419
EOG Resources, Inc.	314,691	11,303,701
EQT Corp.(a)	147,409	1,042,182
Equitrans Midstream Corp.(a)	93,682	471,220

9

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.(a)	2,285,704	$86,788,181
Hess Corp.(a)	148,504	4,945,183
HollyFrontier Corp.(a)	83,094	2,036,634
Kinder Morgan, Inc.	1,052,868	14,655,923
Kosmos Energy Ltd.	162,235	145,298
Marathon Oil Corp.(a)	431,905	1,420,967
Marathon Petroleum Corp.	349,420	8,253,300
Murphy Oil Corp.(a)	79,843	489,438
Noble Energy, Inc.(a)	261,123	1,577,183
Occidental Petroleum Corp.(a)	493,742	5,717,532
ONEOK, Inc.(a)	219,602	4,789,520
Parsley Energy, Inc., Class A	150,376	861,655
PBF Energy, Inc., Class A(a)	61,053	432,255
Phillips 66	237,939	12,765,427
Pioneer Natural Resources Co.	88,402	6,201,400
Range Resources Corp.(a)	89,120	203,194
Targa Resources Corp.(a)	118,788	820,825
Valero Energy Corp.(a)	221,826	10,062,027
Williams Cos., Inc.(a)	660,928	9,352,131
WPX Energy, Inc.(b)	212,659	648,610

		296,226,327

Paper & Forest Products — 0.0%
Domtar Corp.(a)	26,519	573,871

Personal Products — 0.2%
Coty, Inc., Class A(a)	162,161	836,751
Estee Lauder Cos., Inc., Class A	117,617	18,741,093
Herbalife Nutrition Ltd.(a)(b)	52,811	1,539,969
Nu Skin Enterprises, Inc., Class A	28,665	626,330

		21,744,143

Pharmaceuticals — 4.7%
Allergan PLC(a)	177,037	31,353,253
Bristol-Myers Squibb Co.	1,262,548	70,374,426
Catalent, Inc.(b)	84,291	4,378,918
Elanco Animal Health, Inc.(a)(b)	214,020	4,791,908
Eli Lilly & Co.	459,241	63,705,912
Horizon Therapeutics PLC(b)	101,502	3,006,489
Jazz Pharmaceuticals PLC(b)	28,584	2,850,968
Johnson & Johnson	1,434,373	188,089,332
Merck & Co., Inc.(a)	1,375,326	105,817,582
Mylan NV(b)	270,598	4,034,616
Nektar Therapeutics(a)(b)	90,298	1,611,819
Perrigo Co. PLC(a)	65,638	3,156,531
Pfizer, Inc.	3,003,992	98,050,299
Zoetis, Inc.	258,631	30,438,282

		611,660,335

Professional Services — 0.4%
CoStar Group, Inc.(b)	19,220	11,286,176
Equifax, Inc.(a)	64,614	7,718,142
IHS Markit Ltd.(a)	210,601	12,636,060
ManpowerGroup, Inc.	33,085	1,753,174
Nielsen Holdings PLC	190,661	2,390,889

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	58,080	$2,192,520
TransUnion(a)	98,709	6,532,562
Verisk Analytics, Inc.	86,620	12,073,096

		56,582,619

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	178,627	6,736,024
Howard Hughes Corp.(a)(b)	21,016	1,061,728
Jones Lang LaSalle, Inc.	27,606	2,787,654

		10,585,406

Road & Rail — 1.1%
AMERCO(a)	5,165	1,500,691
CSX Corp.	395,588	22,667,192
JB Hunt Transport Services, Inc.(a)	44,590	4,112,536
Kansas City Southern(a)	53,144	6,758,854
Knight-Swift Transportation Holdings, Inc.(a)	67,512	2,214,394
Landstar System, Inc.(a)	21,119	2,024,467
Lyft, Inc., Class A(a)(b)	102,314	2,747,131
Norfolk Southern Corp.(a)	138,309	20,193,114
Old Dominion Freight Line, Inc.(a)	53,426	7,012,697
Ryder System, Inc.(a)	26,032	688,286
Schneider National, Inc., Class B	30,004	580,277
Uber Technologies, Inc.(a)(b)	511,703	14,286,748
Union Pacific Corp.	374,934	52,880,691

		137,667,078

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.(b)	556,417	25,305,845
Analog Devices, Inc.	197,219	17,680,683
Applied Materials, Inc.	497,714	22,805,256
Broadcom, Inc.(a)	208,544	49,445,782
Cree, Inc.(a)(b)	58,747	2,083,169
Cypress Semiconductor Corp.	202,914	4,731,954
Entegris, Inc.(a)	71,061	3,181,401
First Solar, Inc.(b)	42,386	1,528,439
Intel Corp.(a)	2,311,192	125,081,711
KLA Corp.(a)	83,803	12,045,843
Lam Research Corp.(a)	77,958	18,709,920
Marvell Technology Group Ltd.(a)	354,230	8,016,225
Maxim Integrated Products, Inc.	142,643	6,933,876
Microchip Technology, Inc.	128,493	8,711,825
Micron Technology, Inc.(a)(b)	596,976	25,108,811
MKS Instruments, Inc.	29,919	2,436,903
Monolithic Power Systems, Inc.(a)	22,377	3,747,252
NVIDIA Corp.	315,031	83,042,172
ON Semiconductor Corp.(a)(b)	222,225	2,764,479
Qorvo, Inc.(b)	63,813	5,145,242
QUALCOMM, Inc.	616,659	41,716,981
Skyworks Solutions, Inc.	91,715	8,197,487
Teradyne, Inc.	90,662	4,911,161
Texas Instruments, Inc.(a)	506,200	50,584,566
Xilinx, Inc.(a)	133,319	10,390,883

		544,307,866

10

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 8.7%
Adobe, Inc.(b)	259,785	$82,673,978
Alteryx, Inc., Class A(a)(b)	24,012	2,285,222
Anaplan, Inc.(b)	42,974	1,300,393
ANSYS, Inc.(b)	45,571	10,593,890
Aspen Technology, Inc.(a)(b)	37,527	3,567,692
Atlassian Corp. PLC, Class A(a)(b)	64,595	8,866,310
Autodesk, Inc.(b)	119,375	18,634,437
Avalara, Inc.(b)	26,494	1,976,452
Bill.Com Holdings, Inc.(a)(b)	6,422	219,632
Cadence Design Systems, Inc.(b)	147,974	9,772,203
CDK Global, Inc.	61,638	2,024,808
Cerence, Inc.(a)(b)	17,330	266,882
Ceridian HCM Holding, Inc.(b)	49,273	2,467,099
Citrix Systems, Inc.(a)	62,413	8,834,560
Coupa Software, Inc.(a)(b)	33,461	4,675,506
DocuSign, Inc.(a)(b)	85,114	7,864,534
Dropbox, Inc., Class A(b)	110,077	1,992,394
Dynatrace, Inc.(b)	71,869	1,713,357
Elastic NV(b)	30,957	1,727,710
Fair Isaac Corp.(b)	15,582	4,794,426
FireEye, Inc.(a)(b)	103,414	1,094,120
Fortinet, Inc.(a)(b)	77,740	7,864,956
Guidewire Software, Inc.(a)(b)	46,000	3,648,260
HubSpot, Inc.(b)	22,882	3,047,654
Intuit, Inc.(a)	134,356	30,901,880
LogMeIn, Inc.	26,068	2,170,943
Manhattan Associates, Inc.(a)(b)	35,397	1,763,479
Medallia, Inc.(a)(b)	40,789	817,412
Microsoft Corp.	4,084,098	644,103,096
New Relic, Inc.(a)(b)	25,596	1,183,559
NortonLifeLock, Inc.	308,889	5,779,313
Nuance Communications, Inc.(b)	151,973	2,550,107
Nutanix, Inc., Class A(a)(b)	98,858	1,561,956
Oracle Corp.	1,083,445	52,362,897
PagerDuty, Inc.(a)(b)	20,928	361,636
Palo Alto Networks, Inc.(b)	51,805	8,493,948
Paycom Software, Inc.(b)	27,043	5,462,956
Paylocity Holding Corp.(b)	19,378	1,711,465
Pegasystems, Inc.	21,225	1,511,857
Pluralsight, Inc., Class A(a)(b)	32,028	351,667
Proofpoint, Inc.(b)	29,257	3,001,476
PTC, Inc.(b)	55,233	3,380,812
RealPage, Inc.(a)(b)	40,928	2,166,319
RingCentral, Inc., Class A(a)(b)	39,739	8,421,091
salesforce.com, Inc.(b)	453,360	65,274,773
ServiceNow, Inc.(b)	100,650	28,844,277
Smartsheet, Inc., Class A(b)	46,552	1,932,374
SolarWinds Corp.(a)(b)	28,404	445,091
Splunk, Inc.(a)(b)	84,522	10,669,212
SS&C Technologies Holdings, Inc.(a)	120,669	5,287,716

Security	Shares	Value

Software (continued)
Synopsys, Inc.(b)	79,520	$10,241,381
Teradata Corp.(b)	57,517	1,178,523
Trade Desk, Inc., Class A(a)(b)	20,917	4,036,981
Tyler Technologies, Inc.(b)	20,570	6,100,239
VMware, Inc., Class A(a)(b)	41,819	5,064,281
Workday, Inc., Class A(b)	90,359	11,766,549
Zendesk, Inc.(b)	61,731	3,951,401
Zscaler, Inc.(a)(b)	38,518	2,344,205

		1,127,101,347

Specialty Retail — 2.1%
Advance Auto Parts, Inc.(a)	36,700	3,424,844
AutoNation, Inc.(b)	27,108	760,650
AutoZone, Inc.(b)	12,921	10,931,166
Best Buy Co., Inc.(a)	119,171	6,792,747
Burlington Stores, Inc.(a)(b)	36,209	5,737,678
CarMax, Inc.(a)(b)	87,040	4,685,363
Carvana Co.(a)(b)	24,338	1,340,780
Dick’s Sporting Goods, Inc.(a)	32,815	697,647
Five Below, Inc.(a)(b)	29,915	2,105,418
Floor & Decor Holdings, Inc., Class A(a)(b)	38,039	1,220,672
Foot Locker, Inc.(a)	55,973	1,234,205
Gap, Inc.(a)	116,136	817,597
Home Depot, Inc.	588,684	109,913,190
L Brands, Inc.(a)	123,297	1,425,313
Lowe’s Cos., Inc.	417,279	35,906,858
O’Reilly Automotive, Inc.(b)	40,023	12,048,924
Penske Automotive Group, Inc.(a)	15,197	425,516
Ross Stores, Inc.	191,024	16,613,357
Tiffany & Co.	65,669	8,504,136
TJX Cos., Inc.(a)	655,405	31,334,913
Tractor Supply Co.	63,121	5,336,881
Ulta Salon Cosmetics & Fragrance, Inc.(b)	29,819	5,239,198
Urban Outfitters, Inc.(b)	31,154	443,633
Williams-Sonoma, Inc.(a)	40,386	1,717,213

		268,657,899

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	2,225,949	566,036,571
Dell Technologies, Inc., Class C(b)	83,916	3,318,878
Hewlett Packard Enterprise Co.(a)	714,703	6,939,766
HP, Inc.(a)	776,163	13,474,190
NCR Corp.(a)(b)	77,208	1,366,581
NetApp, Inc.	127,007	5,294,922
Pure Storage, Inc., Class A(b)	117,353	1,443,442
Western Digital Corp.(a)	159,489	6,637,932
Xerox Holdings Corp.(b)	96,198	1,821,990

		606,334,272

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	76,736	827,982
Carter’s, Inc.	22,980	1,510,475
Columbia Sportswear Co.(a)	15,339	1,070,202

11

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(a)	182,139	$1,433,434
Lululemon Athletica, Inc.(b)	63,858	12,104,284
NIKE, Inc., Class B	631,306	52,234,259
PVH Corp.	37,356	1,406,080
Ralph Lauren Corp.(a)	26,104	1,744,530
Skechers U.S.A., Inc., Class A(b)	75,446	1,791,088
Tapestry, Inc.(a)	143,613	1,859,788
Under Armour, Inc., Class A(a)(b)	103,529	953,502
Under Armour, Inc., Class C(b)	98,963	797,642
VF Corp.(a)	167,717	9,070,135

		86,803,401

Thrifts & Mortgage Finance — 0.0%
LendingTree, Inc.(a)(b)	4,563	836,809
MGIC Investment Corp.	181,135	1,150,207
New York Community Bancorp, Inc.(a)	247,647	2,325,405
TFS Financial Corp.(a)	20,191	308,317

		4,620,738

Tobacco — 0.8%
Altria Group, Inc.	1,010,137	39,061,998
Philip Morris International, Inc.(a)	839,152	61,224,530

		100,286,528

Trading Companies & Distributors — 0.2%
Air Lease Corp.	53,522	1,184,977
Fastenal Co.(a)	311,641	9,738,781
HD Supply Holdings, Inc.(b)	84,427	2,400,260
MSC Industrial Direct Co., Inc., Class A(a)	22,353	1,228,744
United Rentals, Inc.(b)	41,527	4,273,128
Univar Solutions, Inc.(a)(b)	83,298	892,955
W.W. Grainger, Inc.(a)	23,047	5,727,180
Watsco, Inc.(a)	17,346	2,741,188
WESCO International, Inc.(a)(b)	19,814	452,750

		28,639,963

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.(a)	40,453	1,021,438

Water Utilities — 0.1%
American Water Works Co., Inc.	96,677	11,558,702

Security	Shares	Value

Water Utilities (continued)
Essential Utilities, Inc.	118,288	$4,814,322

		16,373,024

Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	307,188	2,647,961
T-Mobile U.S., Inc.(b)	170,106	14,271,894
Telephone & Data Systems, Inc.(a)	52,824	885,330
United States Cellular Corp.(a)(b)	6,801	199,201

		18,004,386

Total Common Stocks — 97.9% (Cost — $12,093,376,587)		12,656,062,415

Investment Companies — 0.9%

Equity Funds — 0.9%
iShares Russell 1000 ETF(a)(e)	861,035	121,862,284

Total Investment Companies — 0.9% (Cost — $135,510,060)		121,862,284

Total Long-Term Investments — 98.8% (Cost — $12,228,886,647)		12,777,924,699

Short-Term Securities — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(c)(d)(e)	1,318,765,870	1,318,502,117
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(c)(e)	181,720,138	181,720,138

Total Short-Term Securities — 11.6% (Cost — $1,500,454,100)		1,500,222,255

Total Investments — 110.4% (Cost — $13,729,340,747)		14,278,146,954

Liabilities in Excess of Other Assets — (10.4)%		(1,350,507,020)

Net Assets — 100.0%		$12,927,639,934

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

12

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio

(e)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	58,828	5,097	—		63,925	$28,125,082	$224,984		$—	$(3,898,344)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,419,147,567	—	(100,381,697	)(b)	1,318,765,870	1,318,502,117	1,526,986	(c)	(2,234,451)	(511,995)
BlackRock Cash Funds: Treasury, SL Agency Shares	216,786,742	—	(35,066,604	)(b)	181,720,138	181,720,138	573,277		—	—
iShares Russell 1000 ETF	256,813	2,190,619	(1,586,397)		861,035	121,862,284	419,076		(2,793,171)	(23,341,507)

						$1,650,209,621	$2,744,323		$(5,027,622)	$(27,751,846)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,009	06/19/20	$129,641	$4,609,071
S&P MidCap 400 E-Mini Index	76	06/19/20	10,927	377,110

				$4,986,181

13

Schedule of Investments (unaudited) (continued) March 31, 2020	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,656,062,415	$—	$—	$12,656,062,415
Investment Companies	121,862,284	—	—	121,862,284
Short-Term Securities	1,500,222,255	—	—	1,500,222,255

	$14,278,146,954	$—	$—	$14,278,146,954

Derivative Financial Instruments(b)
Assets:
Equity contracts	$4,986,181	$—	$—	$4,986,181

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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